TYPE                13F-HR/A
PERIOD              03/31/08
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON MAY 13,2008 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT WHICH IS HEREBY WITHDRAWN.


Report for the Calendar Year or Quarter ended: March 31,2008

Check here if Amendment  [ x ]; Amendment Number: 1
  This Amendment  (Check only one.): [ ] is a restatement
                                     [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         November 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the Commission.


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          17

Form 13F Information Table Value Total:    $  401,541
                                            (thousands)

List of Other Included Managers:

	No. 1:
	Form 13F File Number: 28-12033
	Name: ValueAct Capital Management, L.P.

                                                 FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS   SOLE     SHARED   NONE
---------------------------------------------------------------------------------------------------------- -------- --------
American Capital StrategPUT         024937954          99,317 2,907,400SH   PUT SOLE            2,907,400
American Capital StrategPUT         024937954          34,133   999,200SH   PUT OTHER      1      999,200
Arcelormittal SA LuxemboPUT         03938L954          13,620   166,500SH   PUT SOLE              166,500
Arthrocare Corp         PUT         043136950           3,335   100,000SH   PUT SOLE              100,000
Bunge Limited           PUT         G16962955          26,064   300,000SH   PUT SOLE              300,000
Fairfax Financial HoldinPUT         303901952          31,581   110,000SH   PUT SOLE              110,000
Hansen Natural Corp     PUT         411310955          19,994   566,400SH   PUT SOLE              566,400
Hansen Natural Corp     PUT         411310955           4,328   122,600SH   PUT OTHER      1      122,600
ITT Educational ServicesPUT         45068B959           2,297    50,000SH   PUT SOLE               50,000
Jos A Bank Clothiers    PUT         480838951          30,750 1,500,000SH   PUT SOLE            1,500,000
Jos A Bank Clothiers    PUT         480838951          22,056 1,075,900SH   PUT OTHER      1    1,075,900
Lehman Brothers HoldingsPUT         524908950          37,640 1,000,000SH   PUT SOLE            1,000,000
Open Text Corp          PUT         683715956          23,135   738,900SH   PUT SOLE              738,900
Open Text Corp          PUT         683715956          10,479   334,700SH   PUT OTHER      1      334,700
Regions Financial Corp  PUT         7591EP950          16,946   858,000SH   PUT SOLE              858,000
Regions Financial Corp  PUT         7591EP950          14,418   730,000SH   PUT OTHER      1      730,000
Tempur-Pedic Intl       PUT         88023u951          11,450 1,040,900SH   PUT SOLE            1,040,900

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